Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Detail of Premises and Equipment
The detail of premises and equipment at December 31, 2016 and 2015 is as follows:

	In Thousands
	2016	2015
Land	$17,022	17,022
Buildings	29,937	27,821
Leasehold improvements	368	140
Furniture and equipment	9,760	8,605
Automobiles	304	280
Construction-in-progress	2,851	2,091
	60,242	55,959
Less accumulated depreciation	(15,828)	(13,859)
	$44,414	42,100